SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events from the balance sheet date through the date these financial statements were issued. On October 2, 2025, the Company issued 130,000 shares of restricted Common Stock to FMW Media Works LLC as compensation considered in the Consulting Services Agreement signed between the Company and FMW Media Works LLC, on August 11, 2025.

NOTE 6 – SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to March 31, 2025, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has the following events to report.

On January 22, 2025 as a condition of the acquisition of Control Micro Systems Laser Wind Down, Inc was issued 18,692 shares of our common stock

On March 6, 2025 Sanjay Adhav issued 65,000  shares of Laser Photonics common stock through affiliate company Fonon Technologies as part of Fonon Corp acquisition of Quantum Technologies.